Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13003488

NYSE EURONEXT

SEP 30 2013

Washington, DC 20549

September 30, 2013

CERTNYS 001-11758

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Morgan Stanley, Depositary Shares, each representing 1/1,000th of a share of Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series E and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 27, 2013. Tentative listing date – October 2, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com